Offerings	May 28, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.00025
Fee Rate	0.01381%
Offering Note	The securities registered hereunder include such indeterminate number of ordinary shares, debt securities, warrants to purchase ordinary shares and/or debt securities, subscription rights to purchase ordinary shares, debt securities and/or warrants and units consisting of some or all of these securities, as may be sold from time to time by the registrant. There are also being registered hereunder an indeterminate number of ordinary shares as shall be issuable upon conversion, exchange or exercise of any of the foregoing securities. Pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement shall also cover any additional shares of the registrant’s securities that become issuable by reason of any share splits, share dividends or similar transactions.

The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.G. of Form F-3 under the Securities Act of 1933, as amended. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities, or that are issued in units.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt securities
Fee Rate	0.01381%
Offering Note	The securities registered hereunder include such indeterminate number of ordinary shares, debt securities, warrants to purchase ordinary shares and/or debt securities, subscription rights to purchase ordinary shares, debt securities and/or warrants and units consisting of some or all of these securities, as may be sold from time to time by the registrant. There are also being registered hereunder an indeterminate number of ordinary shares as shall be issuable upon conversion, exchange or exercise of any of the foregoing securities. Pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement shall also cover any additional shares of the registrant’s securities that become issuable by reason of any share splits, share dividends or similar transactions.

The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.G. of Form F-3 under the Securities Act of 1933, as amended. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities, or that are issued in units.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	The securities registered hereunder include such indeterminate number of ordinary shares, debt securities, warrants to purchase ordinary shares and/or debt securities, subscription rights to purchase ordinary shares, debt securities and/or warrants and units consisting of some or all of these securities, as may be sold from time to time by the registrant. There are also being registered hereunder an indeterminate number of ordinary shares as shall be issuable upon conversion, exchange or exercise of any of the foregoing securities. Pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement shall also cover any additional shares of the registrant’s securities that become issuable by reason of any share splits, share dividends or similar transactions.

The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.G. of Form F-3 under the Securities Act of 1933, as amended. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities, or that are issued in units.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription rights
Fee Rate	0.01381%
Offering Note	The securities registered hereunder include such indeterminate number of ordinary shares, debt securities, warrants to purchase ordinary shares and/or debt securities, subscription rights to purchase ordinary shares, debt securities and/or warrants and units consisting of some or all of these securities, as may be sold from time to time by the registrant. There are also being registered hereunder an indeterminate number of ordinary shares as shall be issuable upon conversion, exchange or exercise of any of the foregoing securities. Pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement shall also cover any additional shares of the registrant’s securities that become issuable by reason of any share splits, share dividends or similar transactions.

The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.G. of Form F-3 under the Securities Act of 1933, as amended. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities, or that are issued in units.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	The securities registered hereunder include such indeterminate number of ordinary shares, debt securities, warrants to purchase ordinary shares and/or debt securities, subscription rights to purchase ordinary shares, debt securities and/or warrants and units consisting of some or all of these securities, as may be sold from time to time by the registrant. There are also being registered hereunder an indeterminate number of ordinary shares as shall be issuable upon conversion, exchange or exercise of any of the foregoing securities. Pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement shall also cover any additional shares of the registrant’s securities that become issuable by reason of any share splits, share dividends or similar transactions.

The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.G. of Form F-3 under the Securities Act of 1933, as amended. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities, or that are issued in units.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Security Class Title	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 400,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 55,240.00
Offering Note	The securities registered hereunder include such indeterminate number of ordinary shares, debt securities, warrants to purchase ordinary shares and/or debt securities, subscription rights to purchase ordinary shares, debt securities and/or warrants and units consisting of some or all of these securities, as may be sold from time to time by the registrant. There are also being registered hereunder an indeterminate number of ordinary shares as shall be issuable upon conversion, exchange or exercise of any of the foregoing securities. Pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement shall also cover any additional shares of the registrant’s securities that become issuable by reason of any share splits, share dividends or similar transactions.

The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.G. of Form F-3 under the Securities Act of 1933, as amended. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities, or that are issued in units.

Estimated solely for the purpose of calculating the registration fee.